Statements of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Operating Activities
Net income	$ 344.9	$ 565.2	$ 544.2
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	157.5	157.5	154.1
Amortization	110.9	98.9	96.8
Share-based compensation expense	23.5	22.9	21.3
Other restructuring activities	0.0	0.0	(0.7)
Loss on sale of assets - net	6.0	3.0	4.8
Gain on sale of marketable securities	0.0	(3.7)	0.0
Other noncash adjustments	(12.0)	(0.2)	0.1
Make-whole payments included in financing activities	163.3	0.0	0.0
Defined benefit pension contributions	(15.7)	(9.4)	(40.0)
Deferred income tax expense (benefit)	7.7	(8.0)	(15.6)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	21.8	6.1	33.2
Inventories	25.3	15.4	15.2
Other current assets	74.1	(26.9)	4.6
Accounts payable	(25.4)	3.3	11.2
Accrued liabilities	(140.3)	9.1	(6.7)
Proceeds from settlement of interest rate swaps - net	53.5	0.0	0.0
Income and other taxes	(41.6)	(9.5)	3.5
Other - net	(20.3)	32.3	29.8
Net Cash Provided by Operating Activities	733.2	856.0	855.8
Investing Activities
Businesses acquired, net of cash acquired	(1,320.5)	(101.8)	0.0
Additions to property, plant, and equipment	(247.7)	(279.5)	(206.5)
Sales and maturities of marketable securities	0.0	10.0	0.0
Proceeds from disposal of property, plant, and equipment	2.6	10.7	3.3
Other - net	(30.1)	(9.7)	17.6
Net Cash Used for Investing Activities	(1,595.7)	(370.3)	(185.6)
Financing Activities
Short-term (repayments) borrowings - net	(22.4)	248.4	0.0
Proceeds from long-term debt	5,382.5	0.0	0.0
Repayments of long-term debt, including make-whole payments	(4,193.9)	(50.0)	(50.0)
Quarterly dividends paid	(254.0)	(238.0)	(222.8)
Purchase of treasury shares	(24.3)	(508.5)	(364.2)
Proceeds from stock option exercises	0.8	0.5	2.2
Other - net	(25.5)	(27.9)	(6.2)
Net Cash Provided by (Used for) Financing Activities	863.2	(575.5)	(641.0)
Effect of exchange rate changes on cash	(28.6)	(13.1)	(2.5)
Net (decrease) increase in cash and cash equivalents	(27.9)	(102.9)	26.7
Cash and cash equivalents at beginning of year	153.5	256.4	229.7
Cash and Cash Equivalents at End of Year	$ 125.6	$ 153.5	$ 256.4